Financial assets - Schedule of guarantees received for financial assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	€ 632,794	€ 627,337
Other guarantees value	93,967	96,645
Total value of the guarantees received	726,761	723,982
Credit impaired | Impaired assets
Disclosure of financial assets that are either past due or impaired [line items]
Real guarantees value	12,028	11,846
Other guarantees value	€ 2,227	€ 2,029